Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets.
Intangible assets
17. Intangible assets
The Company’s development costs have been incurred to develop plasma-related technologies and the patents protect the design and specification of these technologies.
Production Development
backlog Patents costs Total
$ $ $ $
Cost
Balance at December 31, 2020
—
768,392 244,871 1,013,263
Acquired through business combination 2,120,000 — — 2,120,000
Additions
—
214,497
—
214,497
Write-off
—
(85,544)
—
(85,544)
Balance at December 31, 2021 2,120,000 897,345 244,871 3,262,216
Additions
—
208,680
—
208,680
Balance at December 31, 2022 2,120,000 1,106,025 244,871 3,470,896
Accumulated amortization
Balance at December 31, 2020
—
58,125 49,524 107,649
Amortization 353,333 10,528 16,508 380,369
Balance at December 31, 2021 353,333 68,653 66,032 488,018
Amortization 848,000 13,522 16,508 878,030
Balance at December 31, 2022 1,201,333 82,175 82,540 1,366,048
Carrying amounts
Balance at December 31, 2021 1,766,667 828,692 178,839 2,774,198
Balance at December 31, 2022 918,667 1,023,850 162,331 2,104,848